Commitments and contingencies: (Details) $ in Thousands	Dec. 31, 2018 MXN ($)
Minimum lease payments payable under non-cancellable operating lease	$ 15,696
Not later than one year [member]
Minimum lease payments payable under non-cancellable operating lease	5,232
Later than one year [member]
Minimum lease payments payable under non-cancellable operating lease	$ 10,464